Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A shares	Ordinary shares Class B shares	Ordinary shares SGD ($)	Ordinary shares USD ($)	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Retained earnings SGD ($)	Retained earnings USD ($)	SGD ($)	USD ($)
Balance at Jun. 30, 2022			$ 13,453		$ 986,547		$ 3,703,186		$ 4,703,186
Balance (in shares) at Jun. 30, 2022 | shares	16,000,000
Net income							1,217,784		1,217,784
Balance at Jun. 30, 2023			13,453		986,547		4,920,970		5,920,970
Balance (in shares) at Jun. 30, 2023 | shares	16,000,000
Net income							(1,413,558)		(1,413,558)
Balance at Jun. 30, 2024			13,453		986,547		3,507,412		4,507,412
Balance (in shares) at Jun. 30, 2024 | shares	16,000,000
Net income							360,541		360,541	$ 283,467
Issuance of share (in shares) | shares		100,000
Issuance of shares			80						80
Balance at Jun. 30, 2025			$ 13,533	$ 10,640	$ 986,547	$ 775,648	$ 3,867,953	$ 3,041,083	$ 4,868,033	$ 3,827,371
Balance (in shares) at Jun. 30, 2025 | shares	16,000,000	100,000